Customer Accounts - Schedule of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Deposit Account Balance
Non-interest checking	$ 1,401,226	$ 1,258,274
Interest checking	1,778,520	1,760,821
Savings	836,501	888,881
Money market	2,566,096	2,453,182
Time deposits	4,804,803	4,473,850
Customer accounts	$ 11,387,146	$ 10,835,008
As a % of Total Deposits
Non-interest checking	12.40%	11.60%
Interest checking	15.60%	16.30%
Savings	7.30%	8.20%
Money market	22.50%	22.60%
Time deposits	42.20%	41.30%
Total	100.00%	100.00%
Weighted Average Rate
Interest checking	0.50%	0.23%
Savings	0.11%	0.11%
Money market	0.65%	0.19%
Time deposits	1.50%	1.09%
Total	0.87%	0.54%	0.50%